EQUITY	12 Months Ended
Dec. 31, 2025
Disclosure of Share Capital Reserves and Other Equity Interests [Abstract]
EQUITY
20. EQUITY

Share capital

At December 31, 2025 and 2024 the fully paid up share capital of the Company was €2,573 thousand. The following table summarizes the number of common shares and special voting shares of the Company at December 31, 2025 and December 31, 2024, each of which has a nominal value of €0.01.

	Common shares			Special voting shares
	Total	Outstanding	Held in treasury	Total	Outstanding	Held in treasury
At December 31, 2023	193,923,499	180,418,090	13,505,409	63,349,112	63,332,872	16,240
Shares repurchased under share repurchase program	—	(1,440,264)	1,440,264	—	—	—
Shares assigned under equity incentive plans (2)	—	41,790	(41,790)	—	—	—
Other changes	—	24,715	(24,715)	—	1	(1)
At December 31, 2024	193,923,499	179,044,331	14,879,168	63,349,112	63,332,873	16,239
Shares repurchased under share repurchase program (1)	—	(1,877,020)	1,877,020	—	—	—
Shares assigned under equity incentive plans (2)	—	111,582	(111,582)	—	—	—
ABO (3)	—	—	—	—	(6,666,667)	6,666,667
Other changes (4)	—	—	—	—	(565)	565
At December 31, 2025	193,923,499	177,278,893	16,644,606	63,349,112	56,665,641	6,683,471

Percentage of shares held in treasury	At December 31, 2025	At December 31, 2024
Total shares (common shares and special voting shares)	9.07%	5.79%
Common shares	6.47%	5.78%
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(1)Includes shares repurchased under the share repurchase program between January 1, 2025 and December 31, 2025 based on the transaction trade date, for a total consideration, including transaction costs and including the shares purchased under Sell to Cover (as described below), of €785,329 thousand.
(2)On March 13, 2025, 113,466 common shares, which were previously held in treasury, were assigned to participants of the equity incentive plans as a result of the vesting of certain performance share unit and retention restricted share unit awards. On the same day, the Company purchased 47,907 common shares, for a total consideration of €19,834 thousand, from a group of those employees who were assigned shares in order to cover the individual’s taxable income as is standard practice (Sell to Cover) in a cross transaction. Between April and September 2025, 46,023 share awards vested under the broad-based employee share ownership plan and agreements with suppliers.
On March 15, 2024, 76,979 common shares, which were previously held in treasury, were assigned to participants of the equity incentive plans as a result of the vesting of certain performance share unit and retention restricted share unit awards. On the same day, the Company purchased 35,189 common shares, for a total consideration of €13,548 thousand, from a group of those employees who were assigned shares in order to cover the individual’s taxable income as is standard practice (Sell to Cover) in a cross transaction
(3)Relates to the deregistration of special voting shares, under the Company’s special voting shares terms and conditions, following the accelerated bookbuild offering (“ABO”) made by Exor N.V. on February 26, 2025.
(4)Relates to the deregistration of certain special voting shares under the Company’s special voting shares terms and conditions.
The loyalty voting structure
The purpose of the loyalty voting structure is to reward ownership of the Company’s common shares and to promote stability of the Company’s shareholder base by granting long-term shareholders of the Company with special voting shares. Following the separation of Ferrari from the Stellantis Group (previously referred to as Fiat Chrysler Automobiles N.V. or FCA prior to the merger between FCA and Peugeot S.A. completed on January 16, 2021, which resulted in the creation of Stellantis N.V.) in 2016, Exor N.V. (“Exor”) and Piero Ferrari participate in the Company’s loyalty voting program and, therefore, effectively hold two votes for each of the common shares they hold. Investors who purchase common shares may elect to participate in the loyalty voting program by registering their common shares in the loyalty share register and holding them for three years. The loyalty voting program will be affected by means of the issue of special voting shares to eligible holders of common shares. Each special voting share entitles the holder to exercise one vote at the Company’s shareholder meetings. Only a minimal dividend accrues to the special voting shares allocated to a separate special dividend reserve, and the special voting shares do not carry any entitlement to any other reserve of the Group. The special voting shares have only immaterial economic entitlements and, as a result, do not impact the Company’s earnings per share calculation.

Retained earnings and other reserves

Retained earnings and other reserves include:

•a share premium reserve of €5,768,544 thousand at December 31, 2025 (€5,768,544 thousand at December 31, 2024).
•a legal reserve of €83 thousand at December 31, 2025 and €110 thousand at December 31, 2024, determined in accordance with Dutch law.
•a treasury reserve of €3,071,083 thousand at December 31, 2025 and €2,285,756 thousand at December 31, 2024.
•a share-based compensation reserve of €41,791 thousand at December 31, 2025 and €45,793 thousand at December 31, 2024.

Following approval of the annual accounts by the shareholders at the Annual General Meeting of the Shareholders on April 16, 2025, a dividend distribution of €2.986 per outstanding common share was approved, corresponding to a total distribution of €532,158 thousand, which was paid in 2025. The distribution was made from the retained earnings reserve.

Following approval of the annual accounts by the shareholders at the Annual General Meeting of the Shareholders on April 17, 2024, a dividend distribution of €2.443 per outstanding common share was approved, corresponding to a total distribution of €439,918 thousand, which was paid in 2024. The distribution was made from the retained earnings reserve.

Following approval of the annual accounts by the shareholders at the Annual General Meeting of the Shareholders on April 14, 2023, a dividend distribution of €1.810 per outstanding common share was approved, corresponding to a total distribution of €328,631 thousand, which was paid in 2023. The distribution was made from the retained earnings reserve.
    Other comprehensive income/(loss)

A breakdown of other comprehensive income/(loss) is provided below.

	For the years ended December 31,
	2025	2024	2023
	(€ thousand)
Items that will not be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on remeasurement of defined benefit plans	135	(691)	221
Total items that will not be reclassified to the consolidated income statement in subsequent periods	135	(691)	221
Items that may be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on cash flow hedging instruments arising during the period	180,703	(65,983)	22,109
Gains on cash flow hedging instruments reclassified to the consolidated income statement	(60,389)	(20,827)	(48,393)
Losses on cash flow hedging instruments	120,314	(86,810)	(26,284)
Exchange differences on translating foreign operations	(20,444)	12,248	(6,323)
Total items that may be reclassified to the consolidated income statement in subsequent periods	99,870	(74,562)	(32,607)
Total other comprehensive income/(loss)	100,005	(75,253)	(32,386)
Related tax impact	(33,704)	23,778	6,351
Total other comprehensive income/(loss), net of tax	66,301	(51,475)	(26,035)
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(1)Includes a loss of €1 thousand, €7 thousand and €30 thousand for the years ended December 31, 2025, 2024 and 2023, respectively, related to the Group’s proportionate share of the remeasurement of defined benefit plans of FFS GmbH, for which the Group holds a 49.9 percent interest.

Gains and losses on the remeasurement of defined benefit plans include actuarial gains and losses arising during the period and are offset against the related net defined benefit liabilities.

A breakdown of the tax effects relating to other comprehensive income/(loss) is presented below.

	For the years ended December 31,
	2025			2024			2023
	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance
	(€ thousand)
Gains/(Losses) on remeasurement of defined benefit plans	135	(30)	105	(691)	168	(523)	221	(52)	169
Gains/(Losses) on cash flow hedging instruments	120,314	(33,674)	86,640	(86,810)	23,610	(63,200)	(26,284)	6,403	(19,881)
Exchange (losses)/gains on translating foreign operations	(20,444)	—	(20,444)	12,248	—	12,248	(6,323)	—	(6,323)
Total other comprehensive income/(loss)	100,005	(33,704)	66,301	(75,253)	23,778	(51,475)	(32,386)	6,351	(26,035)

Transactions with non-controlling interests

With the exception of dividends paid to non-controlling interests, there were no transactions with non-controlling interests for the years ended December 31, 2025, 2024 or 2023.

Policies and processes for managing capital

The Group’s objectives when managing capital are to create value for shareholders as a whole, safeguard business continuity and support the sustainable growth of the Group. As a result, the Group endeavors to maintain a satisfactory economic return for its shareholders and guarantee economic access to external sources of funds.